UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-00515

The Wall Street Fund, Inc.
(Exact name of registrant as specified in charter)

441 Lexington Avenue
New York, NY  10017
(Address of principal executive offices) (Zip code)

Robert P. Morse, President
The Wall Street Fund, Inc.
441 Lexington Avenue
New York, NY  10017
(Name and address of agent for service)

(212) 856-8250 or (800) 443-4693
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2008

Date of reporting period:  June 30, 2008

Item 1. Report to Stockholders.

SEMI-ANNUAL REPORT
June 30, 2008

A diversified mutual fund that
invests in common stocks of
growth-oriented companies.

THE WALL STREET FUND, INC.
SHAREHOLDER LETTER

Dear Shareholders,

The first half of 2008 was a challenging period for equity investments, although the second quarter of 2008 started from a good base as the systemic sub-prime credit issues were being dealt with and future fallout contained.  In June, however, the historic spike in energy prices brought a chill back into the investment spring.  While this spike will probably fade to some extent, it seems likely that business, the economy and consumers will be adapting to structurally higher energy prices.  Within this framework your broadly diversified fund realized a return of -9.54% which compared with -9.04% for the Russell 3000 Growth Index and -9.06% for the Russell 1000 Growth Index.  Due to the fund’s relative underweight in financials we did better than the S & P 500 which declined -12.83% for the first six months of 2008.  Your fund also paid a capital gains distribution of 6.2 cents per share in May 2008.

Among the top performing stocks held by the fund in the first half of 2008 were Cleveland-Cliffs Inc. +90.9%, Helmerich & Payne Inc. +76.3%, Hasbro Inc. +60.7%, Mechel OAO +52.3%, Celgene Corporation +45.2% and Halliburton Company +41.4%.

Looking forward at the equity markets overall, we expect to see a 10% trading range for the equity market over the next six months with the key variable now energy prices.  Financial institutions are in the process of repairing their balance sheets from excessive sub-prime leverage which is likely to hold down their overall returns but improve future conditions.  It is interesting to note that the excessive leverage of sub-prime credits has brought about write-downs equal to several years of Iraq War spending.

The Federal Reserve has interest rates at benign levels and eventually this will be positive for the economy.  What the market has still not appreciated yet is the fact the Federal Reserve has injected no new inflationary money into the system for two years in the form of currency or bank reserves and has enormous flexibility to do so if needed.  In addition, the $150 billion of tax rebates by the Federal government will help to stimulate the economy.  The passage of time and a positive effect from a stabilizing of energy prices will prove most helpful to investors.

There is now an estimated $3.8 trillion being held in money market funds, about 27% of our GDP, a substantial portion of which will seek higher investment returns as confidence is restored.

While many in the investment community are focusing narrowly on problems in the housing and mortgage industries and the price of oil, it is important to realize that many companies are generating excellent profits, particularly those firms which derive much of their sales from the overseas markets.  So instead of looking at the glass as “half empty” we should focus on the “half full” glass.  Accordingly we intend to continue to retain our broad exposure to quality growth, large capitalization stocks which we believe is the best way to assure optimal returns for our investors from a long term viewpoint.

July 22, 2008

Sincerely,

Robert P. Morse
President

THE WALL STREET FUND, INC.
SCHEDULE OF INVESTMENTS
June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS – 98.6%
Aerospace – 2.2%
Boeing Co.	900	$59,148
General Dynamics Corp.	1,400	117,880
Lockheed Martin Corp.	2,000	197,320
		374,348
Apparel – 0.7%
VF Corp.	1,600	113,888

Banks – 0.6%
US Bancorp	3,500	97,615

Beverages – 1.5%
The Coca-Cola Co.	2,500	129,950
Hansen Natural Corp. (a)	1,000	28,820
PepsiCo, Inc.	1,500	95,385
		254,155
Biotechnology – 6.1%
Biogen Idec, Inc. (a)	2,500	139,725
Celgene Corp. (a)	1,200	76,644
Genentech, Inc. (a)	2,200	166,980
Genzyme Corp. (a)	2,000	144,040
Gilead Sciences, Inc. (a)	8,500	450,075
Martek Biosciences Corp. (a)	2,000	67,420
		1,044,884
Chemicals – 3.6%
Air Products & Chemicals, Inc.	2,000	197,720
The Dow Chemical Co.	2,500	87,275
E.I. du Pont de Nemours & Co.	2,400	102,936
RPM International, Inc.	2,000	41,200
Sigma-Aldrich Corp.	3,500	188,510
		617,641
Computers & Peripherals – 1.0%
Hewlett-Packard Co.	2,750	121,578
International Business
Machines Corp.	500	59,265
		180,843
Construction & Engineering – 2.2%
Fluor Corp.	2,000	372,160

Containers & Packaging – 0.4%
Packaging Corp. of America	3,000	64,530

Diversified – 1.5%
3M Co.	2,000	139,180
Danaher Corp.	700	54,110
United Technologies Corp.	1,000	61,700
		254,990
Drugs – 1.4%
Covance, Inc. (a)	650	55,913
Merck & Co., Inc.	5,000	188,450
		244,363
Electrical Equipment – 0.5%
General Electric Co.	3,000	80,070

Electronic Equipment & Instruments – 1.2%
Anixter International, Inc. (a)	1,000	59,490
Applera Corp – Applied
Biosystems Group	2,000	66,960
Dolby Laboratories, Inc. (a)	2,000	80,600
		207,050
Energy – 8.5%
Apache Corp.	1,800	250,200
Canadian Superior
Energy, Inc. (a) (b)	10,000	46,200
ChevronTexaco Corp.	2,150	213,129
ConocoPhillips	2,000	188,780
Devon Energy Corp.	2,700	324,432
ENSCO International, Inc.	2,400	193,776
Plains Exploration &
Production Co. (a)	2,000	145,940
Valero Energy Corp.	2,000	82,360
		1,444,817
Energy Equipment & Services – 2.7%
Core Laboratories NV (a) (b)	500	71,175
Halliburton Co.	4,000	212,280
Helmerich & Payne, Inc.	1,500	108,030
Rowan Companies, Inc.	1,500	70,125
		461,610
Financial Services – 2.5%
American Express Co.	3,500	131,845
Capital One Financial Corp.	1,000	38,010
The Goldman Sachs Group, Inc.	1,000	174,900
J.P. Morgan Chase & Co.	2,500	85,775
		430,530

The accompanying notes are an integral part of these financial statements.

THE WALL STREET FUND, INC.
SCHEDULE OF INVESTMENTS (continued)
June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS – 98.6% (continued)
Food & Staples Retailing – 2.4%
The Kroger Co.	5,000	$144,350
Wal-Mart Stores, Inc.	4,600	258,520
		402,870
Food Service – 2.0%
Darden Restaurants, Inc.	2,500	79,850
McDonald’s Corp.	3,300	185,526
Yum! Brands, Inc.	2,400	84,216
		349,592
Food Wholesale – 0.5%
Sysco Corp.	3,000	82,530

Health Care Equipment & Supplies – 2.3%
Arthrocare Corp. (a)	2,200	89,782
Baxter International, Inc.	2,150	137,471
Medtronic, Inc.	3,200	165,600
		392,853
Health Care Services – 2.1%
Aetna, Inc.	2,800	113,484
Johnson & Johnson	3,800	244,492
		357,976
Instrumentation – 1.1%
Applied Materials, Inc.	10,000	190,900

Insurance – 0.7%
Chubb Corp.	2,500	122,525

Leisure Equipment & Products – 0.5%
Hasbro, Inc.	2,500	89,300

Machinery – 3.2%
Caterpillar, Inc.	3,500	258,370
Kennametal, Inc.	2,000	65,100
Mueller Industries, Inc.	2,000	64,400
Paccar, Inc.	4,000	167,320
		555,190
Media – 1.2%
Comcast Corp.	2,000	37,520
The DIRECTV Group Inc. (a)	6,500	168,415
		205,935
Metals & Mining – 5.1%
Alcoa, Inc.	2,000	71,240
Allegheny Technologies, Inc.	350	20,748
BHP Billiton Ltd. – ADR	1,000	85,190
Cleveland-Cliffs, Inc.	700	83,433
Freeport-McMoRan
Copper & Gold, Inc.	1,000	117,190
Mechel OAO – ADR (a)	4,000	198,160
Nucor Corp.	2,000	149,340
Steel Dynamics, Inc.	2,000	78,140
Worthington Industries	3,000	61,500
		864,941
Office Equipment – 5.0%
Apple, Inc. (a)	2,800	468,832
Dell, Inc. (a)	2,000	43,760
Seagate Technology (b)	7,000	133,910
Western Digital Corp. (a)	6,000	207,180
		853,682
Personal & Household Products – 0.7%
Procter & Gamble Co.	2,000	121,620

Retail – 1.8%
Nordstrom, Inc.	5,000	151,500
Target Corp.	3,500	162,715
		314,215
Semiconductors – 4.7%
Atheros Communications, Inc. (a)	7,000	210,000
Intel Corp.	4,000	85,920
MEMC Electronic
Materials, Inc. (a)	4,000	246,160
Texas Instruments, Inc.	9,000	253,440
		795,520
Services – 5.6%
Accenture Ltd. – Class A (b)	3,600	146,592
Amazon.com, Inc. (a)	500	36,665
Computer Sciences Corp. (a)	1,700	79,628
Google, Inc. (a)	1,000	526,420
NIC, Inc.	8,000	54,640
Priceline.com, Inc. (a)	1,000	115,460
		959,405
Software – 5.9%
Adobe Systems, Inc. (a)	5,000	196,950
Ansys, Inc. (a)	3,000	141,360
Factset Research Systems, Inc.	1,200	67,632
Intuit, Inc. (a)	2,000	55,140

The accompanying notes are an integral part of these financial statements.

THE WALL STREET FUND, INC.
SCHEDULE OF INVESTMENTS (continued)
June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS – 98.6% (continued)
Software – 5.9% (continued)
Microsoft Corp.	10,000	$275,100
Oracle Corp. (a)	8,000	168,000
SAP AG – ADR	2,000	104,220
		1,008,402
Specialty Retail – 3.0%
Abercrombie &
Fitch Co. – Class A	2,200	137,896
Coach, Inc. (a)	3,000	86,640
Home Depot, Inc.	5,000	117,100
Tiffany & Co.	2,500	101,875
TJX Companies, Inc.	2,000	62,940
		506,451
Telecommunications – 6.5%
America Movil
S.A. de C.V. – ADR	6,500	342,875
China Mobile
Hong Kong Ltd. – ADR	4,000	267,800
Cisco Systems, Inc. (a)	6,000	139,560
Corning, Inc.	3,900	89,895
QUALCOMM, Inc.	4,800	212,976
Research In Motion Ltd. (a) (b)	500	58,450
		1,111,556
Transportation – 6.1%
Burlington Northern
Santa Fe Corp.	2,500	249,725
Cummins, Inc.	4,000	262,080
FedEx Corp.	1,600	126,064
J.B. Hunt Transport
Services, Inc.	4,000	133,120
Kansas City Southern (a)	2,000	87,980
Overseas Shipholding
Group, Inc.	1,350	107,352
Ryder System, Inc.	1,000	68,880
		1,035,201
Utilities – 1.6%
Vimpel-Communications – ADR	9,000	267,120

TOTAL COMMON STOCKS
(Cost $12,429,393)		16,831,278

	Principal
	Amount
CORPORATE BONDS – 0.8%
Diversified Financials – 0.8%
General Electric Capital Corp.
5.000%, 12/18/2018	$150,000	143,340
TOTAL CORPORATE BONDS
(Cost $150,000)		143,340

	Shares
SHORT-TERM INVESTMENTS – 0.5%
First American Government
Obligations Fund	75,655	75,655
TOTAL SHORT-TERM
INVESTMENTS
(Cost $75,655)		75,655
TOTAL INVESTMENTS
(Cost $12,655,048) – 99.9%		17,050,273
Other Assets in Excess
of Liabilities – 0.1%		14,906
TOTAL NET
ASSETS – 100.0%		$17,065,179

Percentages are stated as a percent of net assets.
ADR – American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Domiciled

The accompanying notes are an integral part of these financial statements.

THE WALL STREET FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2008 (Unaudited)

ASSETS:
Investments, at value (cost $12,655,048)	$17,050,273
Receivable for investments sold	144,100
Dividends and interest receivable	25,933
Receivable for fund shares sold	2,000
Prepaid expenses	7,819
Total assets	17,230,125

LIABILITIES:
Payable for investment securities purchased	118,686
Investment advisory fee payable	7,316
Shareholder servicing fee payable	3,658
Accrued expenses and other payables	35,286
Total liabilities	164,946
NET ASSETS	$17,065,179

NET ASSETS CONSIST OF:
Capital stock	$12,613,296
Accumulated net investment loss	(22,804)
Accumulated undistributed
net realized gain on investments	79,462
Net unrealized appreciation
on investments	4,395,225
TOTAL NET ASSETS	$17,065,179

Shares outstanding
(5,000,000 authorized, $1.00 par value)	1,920,827
NET ASSET VALUE PER SHARE	$8.88

THE WALL STREET FUND, INC.
STATEMENT OF OPERATIONS
For the six months ended June 30, 2008 (Unaudited)

INVESTMENT INCOME:
Dividend income (net of
$2,144 foreign tax withheld)	$115,413
Interest income	5,205
Total investment income	120,618

EXPENSES:
Investment advisor fees (Note 4)	43,653
Administration and fund accounting fees	32,106
Shareholder servicing fees (Note 4)	21,826
Transfer agent fees and expenses	11,294
Professional fees	13,198
Federal and state registration fees	7,788
Directors’ fees and expenses	4,914
Custody fees	4,574
Reports to shareholders	3,640
Insurance expense	746
Total expenses	143,739
NET INVESTMENT LOSS	(23,121)

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain on
investment transactions	121,054
Change in unrealized appreciation
(depreciation) on investments	(1,922,107)
Net realized and unrealized
loss on investments	(1,801,053)
NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$(1,824,174)

The accompanying notes are an integral part of these financial statements.

THE WALL STREET FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	six months	year
	ended	ended
	June 30,	December 31,
	2008	2007
	(Unaudited)
OPERATIONS:
Net investment loss	$(23,121)	$(64,187)
Net realized gain on
investment transactions	121,054	735,751
Change in unrealized
appreciation (depreciation)
on investments	(1,922,107)	2,200,230
Net increase (decrease) in
net assets resulting
from operations	(1,824,174)	2,871,794

CAPITAL SHARE
TRANSACTIONS:
Proceeds from shares sold	271,074	494,815
Cost of shares redeemed	(686,210)	(1,363,805)
Reinvested distributions	113,902	678,861
Net decrease in net assets
resulting from capital
share transactions	(301,234)	(190,129)

DISTRIBUTIONS
TO SHAREHOLDERS:
From net realized gains	(119,254)	(722,982)

TOTAL
INCREASE (DECREASE)
IN NET ASSETS	(2,244,662)	1,958,683

NET ASSETS:
Beginning of period	19,309,841	17,351,158
End of period	$17,065,179	$19,309,841

UNDISTRIBUTED NET
INVESTMENT
INCOME (LOSS)	$(22,804)	$317

The accompanying notes are an integral part of these financial statements.

THE WALL STREET FUND, INC.
NOTES TO FINANCIAL STATEMENTS
June 30, 2008 (Unaudited)

1.	Organization

The Wall Street Fund, Inc.  (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end diversified management investment company.  The Fund seeks to produce growth of capital by investing principally in a diversified portfolio of growth-oriented common stocks.  Wall Street Management Corporation (“WSMC” or the “Adviser”) is the Fund’s investment adviser.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates and assumptions.

(a) Investment Valuation – Securities which are traded on a national stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded.  Securities traded on the over-the-counter market and listed securities for which there were no transactions are valued at the mean between the closing bid and asked prices.  Debt securities (other than short-term instruments) are valued at the mean price furnished by a national pricing service, subject to review by the Adviser and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price.  Investments in open-end mutual funds are valued at their respective net asset values on the valuation date.  Short-term debt securities maturing within 60 days are valued at amortized cost.  Securities for which market quotations are not readily available and other assets are valued at fair value as determined in good faith by the Adviser pursuant to procedures approved by and under the supervision of the Fund’s Board of Directors.  Fair value is defined as the amount the Fund might reasonably expect to receive upon a current sale.

(b) Federal Income and Excise Taxes – The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to

THE WALL STREET FUND, INC.
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2008 (Unaudited)

distribute substantially all net investment company taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is recorded.

(c) Distributions to Shareholders – Dividends from net investment income are declared and paid at least annually.  Distributions of net realized capital gains, if any, will be declared and paid at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.  For the year ended December 31, 2007, the Fund increased undistributed net investment income by $64,187, decreased capital stock by $9,075 and decreased undistributed net realized gain on investments by $55,112.

(d) Securities Transactions and Investment Income – Investment transactions are recorded on the trade date for financial statement purposes.  The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Acquisition and market discounts and premiums are amortized over the life of the security.

3.	Investment Transactions

Purchases and sales of securities for the period ended June 30, 2008, excluding short-term investments, aggregated $5,554,787 and $5,944,963 respectively.  There were no purchases or sales of long-term U.S. government securities.

4.	Investment Adviser

The Fund has an investment advisory agreement with Wall Street Management Corporation. The advisory agreement provides for advisory fees at an annual rate of 0.50% of the Fund’s average daily net assets. The present advisory agreement also provides for the Adviser to reimburse the Fund for any expenses (including the advisory fee but excluding taxes, interest and brokerage fees and extraordinary expenses incurred in connection with any matter not in the ordinary course of business of the Fund) over 2.00% of the first $10,000,000, 1.50% of the next $20,000,000 and 1.00% of any balance of the average daily net assets of the Fund.  For the six months ended June 30, 2008, the Adviser received $43,653 in investment advisory fees.

The Fund has a shareholder servicing agreement (a “Servicing Agreement”) with the Adviser pursuant to which the Adviser may compensate certain persons who provide shareholder services, including answering customer inquiries, assisting in processing purchase, exchange and redemption transactions and furnishing Fund communications to shareholders.  For services provided under the Servicing Agreement, the Adviser receives fees from the Fund at an annual rate of 0.25% of the average daily net assets.  For the six months ended June 30, 2008, the Adviser received $21,826 in shareholder servicing fees.

The Adviser also serves as the Fund’s principal underwriter.  Certain of the officers and directors of the Fund are officers and directors of WSMC.

5.	Fair Value of Investments

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“SFAS 157”).  SFAS 157 defines fair value for financial reporting, establishes a framework for measuring fair value and expands disclosure about fair value measurements.  The Fund adopted SFAS 157 effective January 1, 2008.  A summary of the fair value hierarchy under SFAS 157 is described below.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following table summarizes the Fund’s investments as of June 30, 2008 by level within the fair value hierarchy.

Quoted prices
	in active	Significant
	markets for	other	Significant
	identical	observable	unobservable
Total	securities	inputs	inputs
Investments	(Level 1)	(Level 2)	(Level 3)
$17,050,273	$16,906,933	$143,340	$ —

THE WALL STREET FUND, INC.
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2008 (Unaudited)

6.	Shares of Common Stock

Transactions in shares of common stock were as follows:

	Six months
	ended	Year ended
	June 30,	December 31,
	2008	2007
Shares Sold	29,298	51,360
Shares Redeemed	(75,225)	(141,109)
Shares Reinvested	11,877	69,130
Net Decrease	(34,050)	(20,619)
Shares Outstanding:
Beginning of Period	1,954,877	1,975,496
End of Period	1,920,827	1,954,877

7.	Information for Federal Income Tax Purposes

The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. The Fund utilized $280,124 in capital loss carryovers for the year ended December 31, 2006. At December 31, 2007, the Fund had no capital loss carryovers, nor any post-October losses deferred.

As of December 31, 2007, the components of accumulated earnings on a tax basis were as follows:

Cost of investments	$12,984,707
Gross unrealized appreciation	$6,549,863
Gross unrealized depreciation	(273,800)
Net unrealized appreciation	6,276,063
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated gains/losses	$119,248
Total accumulated earnings	$6,395,311

The tax basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales.

The tax character of distributions paid during the years ended December 31, 2007 and 2006 were as follows:

	2007	2006
Ordinary income	$ —	$ —
Long-term capital gains	$722,982	$190,861

8.	Guarantees and Indemnifications

In the normal course of business, the Fund enters into contracts with the service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

9.	New Accounting Pronouncements

Effective June 29, 2007, the Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes”, a clarification of FASB Statement No. 109, “Accounting for Income Taxes”. FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  FIN 48 was applied to all open tax years as of the effective date. The adoption of FIN 48 had no impact on the Fund’s net assets or results of operations.

As of and during the period ended December 31, 2007, the Fund did not have a liability for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any,  related to unrecognized tax benefits as income tax expense in the statement of operations.  During the period, the Fund did not incur any interest or penalties.  The Fund is not subject to examination by U.S. federal tax authorities for tax years before 2004.

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008.  SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  Management is currently evaluating the implications of SFAS 161. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

(This Page Intentionally Left Blank.)

THE WALL STREET FUND, INC.
FINANCIAL HIGHLIGHTS
Selected per share data is based on a share of common stock outstanding throughout each period.

	Six months
	Ended		Year ended December 31,
	June 30,
	2008		2007	2006	2005
	(Unaudited)
Per Share Data:
Net asset value, beginning of period	$9.88		$8.78	$8.42	$7.83

Income from investment operations:
Net investment loss(1)	(0.01)		(0.03)	(0.05)	(0.05)
Net realized and unrealized gains
(losses) on investments	(0.93)		1.51	0.51	0.64
Total from investment operations	(0.94)		1.48	0.46	0.59

Less distributions:
Distributions from net realized gains
from security transactions	(0.06)		(0.38)	(0.10)	—
Total distributions	(0.06)		(0.38)	(0.10)	—

Net asset value, end of period	$8.88		$9.88	$8.78	$8.42

Total return(2)	(9.54	)%(4)	16.92%	5.42%	7.54%

Supplemental data and ratios:
Net assets, end of period (000’s)	$17,065		$19,310	$17,351	$17,470
Ratio of operating expenses to average
net assets, before reimbursements	1.65	%(5)	1.60%	1.71%	1.71%
Ratio of operating expenses to average
net assets, net of reimbursement	1.65	%(5)	1.60%	1.71%	1.71%
Ratio of net investment loss to average
net assets, before reimbursements	(0.26	)%(5)	(0.34)%	(0.56)%	(0.69)%
Ratio of net investment loss to average
net assets, net of reimbursement	(0.26	)%(5)	(0.34)%	(0.56)%	(0.69)%
Portfolio turnover rate	31.61	%(4)	65.26%	94.41%	115.90%

(1)	Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(2)	These returns do not include the effect of the Fund’s sales charge, which was discontinued on September 1, 2001.
(3)	These ratios would have been 0.09% lower with the reimbursement of 1998 expenses included therein.
(4)	Not Annualized
(5)	Annualized

The accompanying notes are an integral part of these financial statements.

THE WALL STREET FUND, INC.
FINANCIAL HIGHLIGHTS (continued)
Selected per share data is based on a share of common stock outstanding throughout each period.

Year ended December 31,

2004	2003	2002	2001	2000	1999		1998

$7.30	$4.87	$7.65	$10.09	$12.43	$9.39		$7.34

(0.04)	(0.07)	(0.08)	(0.07)	(0.10)	(0.10)		(0.11)

0.57	2.50	(2.70)	(2.29)	0.76	5.73		2.39
0.53	2.43	(2.78)	(2.36)	0.66	5.63		2.28

—	—	—	(0.08)	(3.00)	(2.59)		(0.23)
—	—	—	(0.08)	(3.00)	(2.59)		(0.23)

$7.83	$7.30	$4.87	$7.65	$10.09	$12.43		$9.39

7.26%	49.90%	(36.34)%	(23.15)%	3.41%	62.88%		31.40%

$17,512	$17,368	$11,609	$19,408	$22,576	$22,118		$18,319

1.74%	1.92%	2.08%	1.70%	1.45%	1.92%		1.89%

1.74%	1.85%	1.84%	1.68%	1.45%	1.80	%(3)	1.89	%(3)

(0.60)%	(1.23)%	(1.52)%	(0.95)%	(0.71)%	(1.23)%		(1.33)%

(0.60)%	(1.16)%	(1.28)%	(0.93)%	(0.71)%	(1.11	)%(3)	(1.33	)%(3)
149.32%	94.46%	124.51%	110.24%	92.59%	104.18%		165.84%

The accompanying notes are an integral part of these financial statements.

THE WALL STREET FUND, INC.
EXPENSE EXAMPLE
June 30, 2008 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (01/01/08 – 06/30/08).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent.  IRA accounts will be charged a $15.00 annual maintenance fee.  The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses
			Paid
	Beginning	Ending	During
	Account	Account	Period
	Value	Value	01/01/08 -
	01/01/08	06/30/08	06/30/08*
Actual	$1,000.00	$ 904.60	$7.81
Hypothetical (5% return
before expenses)	1,000.00	1,016.66	8.27

*	Expenses are equal to the Fund’s annualized expense ratio of 1.65% multiplied by the average account value over the period multiplied by 182/366 (to reflect the one-half year period).

THE WALL STREET FUND, INC.
ALLOCATION OF PORTFOLIO ASSETS
(Calculated as a percentage of net assets)
June 30, 2008 (Unaudited)

ADDITIONAL INFORMATION
June 30, 2008 (Unaudited)

Information about Proxy Voting
Information regarding how the Fund votes proxies relating to portfolio securities is available without charge upon request by calling toll-free at (800) 443-4693 or by accessing the Funds’ website at www.thewallstreetfund.com and the SEC’s website at www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available on the SEC’s website at www.sec.gov or by calling the toll-free number listed above.

Availability of Fund Portfolio Information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov, or by calling the Fund at (800) 443-4693.  The Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room, call 1-800-SEC-0330.  In addition, the Fund will make its portfolio holdings information publicly available by posting the information at www.thewallstreetfund.com on a monthly basis.

Investment Advisory Agreement
On February 25, 2008, the Board of Directors of The Wall Street Fund, Inc. approved the continuation of the Fund’s investment advisory agreement with Wall Street Management Corporation (the “Adviser”).  Prior to approving the continuation of the investment advisory agreement, the Board considered:

•	the nature, extent and quality of the services provided by the Adviser;

•	the investment performance of the Fund;

•	the cost of the services to be provided and profits to be realized by the Adviser and its affiliates from its relationship with the Fund;

•	the expense ratio of the Fund; and

•	the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors.

In considering the nature, extent and quality of services provided by the Adviser, the Board considered an oral presentation by the Adviser describing the portfolio management, shareholder communication, and regulatory compliance services provided by the Adviser to the Fund.  The Board concluded that the Adviser was providing essential services to the Fund.

The Board compared the performance of the Fund to benchmark indices over various time periods and concluded that the performance of the Fund warranted the continuation of the investment advisory agreement.  The Directors noted that, in addition to the absolute and relative performance of the Fund, the Fund adhered to its investment style.

In concluding that the advisory fees payable by the Fund were reasonable, the Directors reviewed the cost of services provided, and the profits realized, by the Adviser, from its relationship with the Fund and concluded that such profits were reasonable and not excessive.  As part of its analysis, the Board considered the value of the research the Adviser received from broker-dealers executing securities transactions for the Fund.  The Directors also reviewed reports comparing the expense ratio and advisory fee paid by the Fund to those paid by other comparable mutual funds.  The Board concluded that the advisory fee paid by the Fund and the expense ratio of the Fund were similar to comparable mutual funds.

The Directors also considered whether the investment advisory agreement fee schedule should be adjusted for an increase in assets under management.  They concluded that breakpoints for the Fund were not warranted at this time given the anticipated growth of the Fund in the next year and other factors considered.

(This Page Intentionally Left Blank.)

DIRECTORS
Clifton H.W. Maloney
Robert P. Morse, Chairman
Harlan K. Ullman

OFFICERS
Robert P. Morse, President
Michael R. Linburn,
  Executive Vice President & Secretary
Jian H. Wang, Executive Vice President & Treasurer
James L. Farrell, Jr. Ph.D., Vice President & Analyst
William D. Pettit, Vice President & Analyst

INVESTMENT ADVISER &
PRINCIPAL UNDERWRITER
Wall Street Management Corporation
441 Lexington Avenue
New York, New York 10017

CUSTODIAN
U.S. Bank, N.A.
1555 N. RiverCenter Dr., Suite 302
Milwaukee, Wisconsin  53212

ADMINISTRATOR, TRANSFER AGENT,
DIVIDEND PAYING AGENT &
SHAREHOLDER SERVICING AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
P.O. Box 701
Milwaukee, Wisconsin  53201

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway
Suite 1100
Westlake, Ohio  44145

THE WALL STREET FUND, INC.
441 Lexington Avenue
New York, New York  10017
(212) 856-8250
(800) 443-4693
http://www.thewallstreetfund.com
e-mail: mrl@thewallstreetfund.com

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Wall Street Fund, Inc.

By (Signature and Title)*                   /s/ Robert P. Morse
Robert P. Morse, President

Date                                           August 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                   /s/ Robert P. Morse
Robert P. Morse, President

Date                                           August 28, 2008

By (Signature and Title)*                    /s/ Jian H. Wang
Jian H. Wang, Treasurer

Date                                           August 28, 2008

* Print the name and title of each signing officer under his or her signature.